Significant acquisition of businesses (Details 2) $ in Billions	Jun. 30, 2026 USD ($)
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
In-procees research and development	$ 11.3
Deferred tax assets recognised as of acquisition date	0.6
Other non-current assets as of acquisition date	0.2
Marketable securities recognised as of acquisition date	0.7
Cash acquired recognized as of acquisition date	0.4
Other current assets recognised as of acquisition date	0.1
Deferred tax liabilities	(2.5)
Other non-current liabilities as of acquisition date	(0.1)
Current liabilities	(0.1)
Net identifiable assets acquired	10.6
Goodwill recognised as of acquisition date	1.4
Total purchase consideration for business combinations	$ 12.0